Subsequent Events - Additional Information (Details) - USD ($)					1 Months Ended	3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended		28 Months Ended
	Oct. 28, 2019	Mar. 29, 2019	Oct. 22, 2018	Feb. 06, 2018	Jul. 31, 2015	Mar. 31, 2019	[1]	Sep. 30, 2018	[1]	Jun. 30, 2018 [1]	Mar. 31, 2018	[1]	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Nov. 12, 2019	Jun. 28, 2017
Net proceeds from sale of common stock and warrants													$ 0	$ 1,072,813,100,000	$ 0	$ 10,728,132	$ 13,530,401	$ 8,754,882
M G H I F Financing Agreement [Member]
Stock issued during period, shares, new issues					45,454
Shares issued, price per share					$ 110.00
Amended And Restated M G H I F Financing Agreement [Member]
Issuance of common stock warrants to purchase																					13,120
Subsequent Event [Member] | Interim Facility Agreement [Member] | Curetis Gmb H [Member]
Maximum committed capital lending capacity																				$ 4,000,000
Subsequent Event [Member] | Interim Facility Agreement [Member] | Curetis Gmb H [Member] | Minimum [Member]
Closing condition to raise maximum capital																				$ 10,000,000
Common Stock [Member]
Stock issued during period, shares, new issues																	318,236	227,216	690,247
October Two Thousand Nineteen Public Offering [Member] | Subsequent Event [Member]
Stock issued during period, shares, new issues	2,590,170
Shares issued, price per share	$ 2.00
Gross proceeds from sale of common stock and warrants	$ 9,400,000
Net proceeds from sale of common stock and warrants	$ 8,300,000
October Two Thousand Nineteen Public Offering [Member] | Prefunded Units [Member] | Subsequent Event [Member]
Stock issued during period, shares, new issues	2,109,830
Shares issued, price per share	$ 1.99
Over Allotment Option [Member] | Common Stock [Member] | Subsequent Event [Member]
Period option granted to underwriters to purchase additional shares	30 days
Additional shares issued	705,000
Issuance of common stock warrants to purchase	705,000
October Two Thousand Eighteen Public Offering [Member] | Common Stock [Member]
Stock issued during period, shares, new issues			111,000														318,236	227,216	690,247
Shares issued, price per share			$ 29.00
March Two Thousand Nineteen Public Offering [Member] | Common Stock [Member]
Stock issued during period, shares, new issues		450,000
Shares issued, price per share		$ 12.00
February Two Thousand Eighteen Public Offering [Member]
Stock issued during period, shares, new issues				2,841,152
Shares issued, price per share				$ 3.25
Gross proceeds from sale of common stock and warrants				$ 120,000,000,000
Net proceeds from sale of common stock and warrants				$ 10,700,000
February Two Thousand Eighteen Public Offering [Member] | Prefunded Units [Member]
Stock issued during period, shares, new issues				851,155
Shares issued, price per share				$ 3.24
Public Placement [Member]
Stock issued during period, shares, new issues																	5,912,307	1,000,000
Public Placement [Member] | Common Stock [Member]
Stock issued during period, shares, new issues						450,000				33,654	150,962						318,236	227,216	690,247
At The Market Offering [Member]
Stock issued during period, shares, new issues																	318,236	227,216	690,247
At The Market Offering [Member] | Common Stock [Member]
Stock issued during period, shares, new issues								10,710		5,202							318,236	227,216	690,247

[1]	Reflects the 1 for 20 reverse stock split that became effective on August 29, 2019. Refer to Note 8 Stockholders equity for further information.